Investment Securities - Additional Information (Detail)	12 Months Ended				0 Months Ended					12 Months Ended				0 Months Ended	12 Months Ended			0 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Oct. 02, 2014 Series A Redeemable Convertible Preferred Shares [Member]	Oct. 02, 2014 Series B Redeemable Convertible Preferred Stock [Member]	Sep. 16, 2014 Weibo Corporation [Member] USD ($)	Sep. 12, 2014 Weibo Corporation [Member]	Apr. 17, 2014 Weibo Corporation [Member] USD ($)	Dec. 31, 2014 Weibo Corporation [Member] CNY	Sep. 16, 2014 Weibo Corporation [Member] USD ($)	Sep. 12, 2014 Weibo Corporation [Member] USD ($)	Apr. 17, 2014 Weibo Corporation [Member] USD ($)	Apr. 30, 2014 Quettra, Inc. [Member] Unsecured Convertible Promissory Note [Member]	Dec. 31, 2014 Quettra, Inc. [Member] Unsecured Convertible Promissory Note [Member] CNY	Apr. 30, 2014 Quettra, Inc. [Member] Unsecured Convertible Promissory Note [Member] USD ($)	Apr. 30, 2014 Quettra, Inc. [Member] Unsecured Convertible Promissory Note [Member] CNY	Oct. 02, 2014 Mobilewoo Technology Holdings Limited [Member] USD ($)	Oct. 02, 2014 Mobilewoo Technology Holdings Limited [Member] CNY	Dec. 31, 2014 Mobilewoo Technology Holdings Limited [Member] CNY	Oct. 02, 2014 Mobilewoo Technology Holdings Limited [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of shares sold							89,400	200,600
Proceeds from sale of investment securities, available for sale	$ 6,218,436	38,582,907					$ 6,277,098
Realized gain from sale of investment securities available for sale	1,333,675	8,274,923								8,274,923
Number of shares purchased					11,500,000	14,931,945			290,000
Purchase price per share													$ 17.00
Cash consideration of shares purchased	14,875,936	92,299,232							4,930,000									8,574,005	52,751,569
Shares sold at average price											$ 21.60	$ 21.67
Investment maturity date															Nov. 01, 2015
Unsecured convertible promissory notes receivable, repaying terms before change of control															In the event that a change of control of Quettra is consummated prior to repayment or conversion of the notes, the notes shall become due and payable immediately prior to the closing of the change of control and receive in payment thereof an amount equal to 150% of the outstanding principal amount of the Notes, plus all accrued by unpaid interest thereon.
Investment interest rate														5.00%
Interest income	4,736,579	29,388,576	279,777	194,643											307,140
Unrealized holding gain		11,213,323													982,848					10,230,475
Fair value of embedded derivative
Investment in unsecured convertible promissory note	$ 11,785,135	73,122,050														$ 1,500,000	9,237,000
Percentage of equity interest investment																					46.02%